BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of current and non current bank deposits and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 139,438	₽ 122,809
Due to banks and other financial institutions	24,644	12,305
Debt securities issued	1,840	1,421
Financial liabilities at fair value through profit or loss	2	297
Other financial liabilities	1,753	1,120
Total bank deposits and liabilities	167,677	137,952
Less: current portion	(165,794)	(136,147)
Total bank deposits and liabilities, non-current	₽ 1,883	₽ 1,805